RECLAMATION BONDS	12 Months Ended
Dec. 31, 2020
Reclamation Bonds [Abstract]
RECLAMATION BONDS [Text Block]

10. RECLAMATION BONDS

Reclamation bonds are held as security towards future project and royalty generation work and the related future potential cost of reclamation of the Company's land and unproven mineral interests.  Once reclamation of the properties is complete, the bonds will be returned to the Company.

	December 31, 2020	December 31, 2019
U.S.A - various properties	$448	$680
Sweden - various properties	8	42
Other	—	10
Total	$456	$732

As at December 31, 2020, the Company has no material reclamation obligations.